Note 20 - Stock-based Compensation - Summary of Activity for Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Outstanding, beginning of year (in shares)	117,647	93,069	63,503
Granted (in shares)	63,858	33,853	31,267
Exercised (in shares)
Cancelled (in shares)	(2,955)
Forfeited (in shares)	(20,733)	(9,275)	(1,701)
Outstanding, end of year (in shares)	157,817	117,647	93,069
Weighted average exercise price at end of year (in dollars per share)	$ 19.83	$ 21.81	$ 21.39